UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.8%
	COMMON STOCKS – 92.0%
	Aerospace & Defense – 1.8%
200,479	Lockheed Martin Corporation	$ 58,910,754
	Banks – 3.4%
984,411	JPMorgan Chase & Co.	107,320,487
	Beverages – 2.4%
673,384	PepsiCo Inc.	75,674,894
	Building Products – 0.1%
86,949	Resideo Technologies Inc., (2)	1,830,276
	Capital Markets – 3.5%
141,967	BlackRock Inc.	58,408,063
293,463	CME Group Inc.	53,774,160
	Total Capital Markets	112,182,223
	Chemicals – 2.5%
485,452	Linde PLC	80,327,742
	Communications Equipment – 2.4%
1,667,132	Cisco Systems, Inc.	76,271,289
	Containers & Packaging – 1.8%
618,193	Packaging Corp of America	56,756,299
	Diversified Telecommunication Services – 1.8%
1,884,901	AT&T Inc.	57,828,763
	Electric Utilities – 3.1%
564,031	NextEra Energy Inc.	97,295,347
	Energy Equipment & Services – 2.6%
546,765	Chevron Corp	61,046,313
432,675	Schlumberger Ltd	22,200,554
	Total Energy Equipment & Services	83,246,867
	Entertainment – 1.8%
486,405	Walt Disney Co/The	55,853,886
	Equity Real Estate Investment Trust – 3.8%
965,250	CyrusOne Inc.	51,380,258

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
1,180,383	Realty Income Corp	$ 71,141,683
	Total Equity Real Estate Investment Trust	122,521,941
	Food Products – 1.9%
1,458,041	Mondelez International Inc.	61,208,561
	Health Care Equipment & Supplies – 4.0%
265,492	Becton Dickinson and Co	61,195,906
725,793	Medtronic PLC	65,190,727
	Total Health Care Equipment & Supplies	126,386,633
	Health Care Providers & Services – 5.9%
974,755	CVS Health Corporation	70,562,514
443,167	UnitedHealth Group Inc.	115,821,696
	Total Health Care Providers & Services	186,384,210
	Hotels, Restaurants & Leisure – 0.7%
372,157	Carnival Corp	20,855,678
	Household Durables – 0.6%
183,962	Whirlpool Corp	20,191,669
	Household Products – 1.4%
773,424	Colgate-Palmolive Co	46,057,399
	Industrial Conglomerates – 2.4%
521,694	Honeywell International Inc.	75,551,725
	Insurance – 4.1%
410,120	Chubb Ltd	51,228,089
932,754	Marsh & McLennan Cos Inc.	79,050,902
	Total Insurance	130,278,991
	IT Services – 5.7%
551,561	Accenture PLC	86,937,045
895,927	Fidelity National Information Services Inc.	93,266,001
	Total IT Services	180,203,046
	Machinery – 2.1%
691,610	Ingersoll-Rand PLC	66,353,063
	Media – 2.5%
2,063,319	Comcast Corporation, Class A	78,694,987
	Multi-Utilities – 2.2%
1,009,117	WEC Energy Group Inc.	69,023,603

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 2.6%
803,086	Phillips 66	$ 82,573,303
	Pharmaceuticals – 5.9%
196,660	Allergan PLC	31,074,247
500,721	Johnson & Johnson	70,095,933
2,000,969	Pfizer Inc.	86,161,725
	Total Pharmaceuticals	187,331,905
	Road & Rail – 2.3%
509,559	Union Pacific Corp	74,507,717
	Semiconductors & Semiconductor Equipment – 2.3%
799,560	Texas Instruments Inc.	74,223,155
	Software – 4.8%
1,438,856	Microsoft Corporation	153,684,209
	Specialty Retail – 3.0%
1,004,321	Lowe's Cos Inc.	95,631,446
	Technology Hardware, Storage & Peripherals – 4.9%
705,059	Apple, Inc.	154,309,213
	Tobacco – 1.7%
614,110	Philip Morris International Inc.	54,084,668
	Total Common Stocks (cost $1,944,353,355)	2,923,555,949

Shares	Description (1), (3)	Value
	EXCHANGE-TRADED FUNDS – 4.8%
567,591	SPDR S&P 500 ETF Trust	$ 153,607,152
	Total Exchange-Traded Funds (cost $153,903,149)	153,607,152

	Total Long-Term Investments (cost $2,098,256,504)	3,077,163,101

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%
	REPURCHASE AGREEMENTS – 3.2%
$ 101,281	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $101,283,960, collateralized by $115,360,000 U.S. Treasury Notes, 1.500%, due 8/15/26, value $103,307,418	1.050%	11/01/18	$ 101,281,006
	Total Short-Term Investments (cost $101,281,006)			101,281,006
	Total Investments (cost $2,199,537,510) – 100.0%			3,178,444,107
	Other Assets Less Liabilities – (0.0)%			(479,586)
	Net Assets – 100%			$ 3,177,964,521

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,923,555,949	$ —	$ —	$2,923,555,949
Exchange-Traded Funds	153,607,152	—	—	153,607,152
Short-Term Investments:
Repurchase Agreements	—	101,281,006	—	101,281,006
Total	$3,077,163,101	$101,281,006	$ —	$3,178,444,107
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$2,208,702,138
Gross unrealized:
Appreciation	$1,013,778,276
Depreciation	(44,036,307)
Net unrealized appreciation (depreciation) of investments	$ 969,741,969
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.8%
	COMMON STOCKS – 94.8%
	Aerospace & Defense – 4.0%
1,417	Lockheed Martin Corporation	$416,385
3,453	Safran SA, (2)	446,224
	Total Aerospace & Defense	862,609
	Automobiles – 1.3%
4,655	Daimler AG, (2)	275,746
	Banks – 8.1%
127,700	BOC Hong Kong Holdings Ltd, (2)	478,071
5,402	JPMorgan Chase & Co.	588,926
471,480	Lloyds Banking Group PLC, (2)	344,057
6,000	Toronto-Dominion Bank/The	332,850
	Total Banks	1,743,904
	Beverages – 3.1%
2,978	Heineken NV, (2)	267,923
3,617	PepsiCo Inc.	406,478
	Total Beverages	674,401
	Building Products – 0.1%
573	Resideo Technologies Inc., (3)	12,065
	Capital Markets – 3.3%
705	BlackRock Inc.	290,051
4,888	Macquarie Group Ltd, (2)	407,621
	Total Capital Markets	697,672
	Containers & Packaging – 4.6%
54,454	Amcor Ltd/Australia, (2)	513,839
5,054	Packaging Corp of America	464,008
	Total Containers & Packaging	977,847
	Diversified Financial Services – 0.9%
11,600	ORIX Corp, (2)	188,975
	Diversified Telecommunication Services – 2.9%
8,552	AT&T Inc.	262,375
261,487	HKT Trust & HKT Ltd, (2)	360,635
	Total Diversified Telecommunication Services	623,010

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 3.9%
2,696	NextEra Energy Inc.	$465,060
24,712	SSE PLC, (2)	360,188
	Total Electric Utilities	825,248
	Electronic Equipment, Instruments & Components – 1.4%
12,500	Alps Electric Co Ltd, (2)	294,660
	Energy Equipment & Services – 2.6%
3,124	Chevron Corp	348,794
4,096	Schlumberger Ltd	210,166
	Total Energy Equipment & Services	558,960
	Equity Real Estate Investment Trust – 1.3%
5,234	CyrusOne Inc.	278,606
	Food Products – 1.9%
5,686	Danone SA, (2)	402,645
	Health Care Equipment & Supplies – 2.2%
2,062	Becton Dickinson and Co	475,291
	Health Care Providers & Services – 2.3%
1,863	UnitedHealth Group Inc.	486,895
	Hotels, Restaurants & Leisure – 3.2%
7,651	Carnival PLC, (2)	417,021
13,844	Compass Group PLC, (2)	272,295
	Total Hotels, Restaurants & Leisure	689,316
	Household Durables – 0.7%
1,437	Whirlpool Corp	157,725
	Household Products – 1.4%
3,726	Reckitt Benckiser Group PLC, (2)	301,300
	Industrial Conglomerates – 2.3%
3,439	Honeywell International Inc.	498,036
	IT Services – 2.2%
4,578	Fidelity National Information Services Inc.	476,570
	Media – 3.4%
15,088	Comcast Corporation, Class A	575,456
13,377	WPP PLC, (2)	151,371
	Total Media	726,827

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 5.4%
8,500	Enbridge Inc.	$264,856
4,320	Phillips 66	444,183
7,591	TOTAL SA, (2)	445,405
	Total Oil, Gas & Consumable Fuels	1,154,444
	Personal Products – 3.7%
1,387	L'Oreal SA, (2)	312,500
9,117	Unilever PLC, (2)	482,924
	Total Personal Products	795,424
	Pharmaceuticals – 5.9%
2,290	Allergan PLC	361,843
10,993	Pfizer Inc.	473,359
4,879	Sanofi, (2)	435,990
	Total Pharmaceuticals	1,271,192
	Professional Services – 1.0%
8,945	Experian PLC, (2)	205,728
	Road & Rail – 2.1%
3,141	Union Pacific Corp	459,277
	Semiconductors & Semiconductor Equipment – 1.9%
4,292	Texas Instruments Inc.	398,426
	Software – 6.6%
8,141	Microsoft Corporation	869,540
5,090	SAP SE, (2)	545,004
	Total Software	1,414,544
	Specialty Retail – 1.7%
3,728	Lowe's Cos Inc.	354,980
	Technology Hardware, Storage & Peripherals – 3.2%
3,108	Apple, Inc.	680,217
	Tobacco – 1.8%
4,270	Philip Morris International Inc.	376,059
	Trading Companies & Distributors – 1.7%
19,525	ITOCHU Corp, (2)	362,110
	Wireless Telecommunication Services – 2.7%
14,500	KDDI Corp, (2)	350,898
118,437	Vodafone Group PLC, (2)	222,725
	Total Wireless Telecommunication Services	573,623

	Total Long-Term Investments (cost $17,416,127)	20,274,332

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.8%
	REPURCHASE AGREEMENTS – 4.8%
$ 1,033	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $1,032,802, collateralized by $1,180,000 U.S. Treasury Notes, 1.500%, due 8/15/26, value $1,056,716	1.050%	11/01/18	$ 1,032,772
	Total Short-Term Investments (cost $1,032,772)			1,032,772
	Total Investments (cost $18,448,899) – 99.6%			21,307,104
	Other Assets Less Liabilities – 0.4%			93,418
	Net Assets – 100%			$ 21,400,522
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,428,477	$8,845,855	$ —	$20,274,332
Short-Term Investments:
Repurchase Agreements	—	1,032,772	—	1,032,772
Total	$11,428,477	$9,878,627	$ —	$21,307,104

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$18,565,748
Gross unrealized:
Appreciation	$ 3,878,844
Depreciation	(1,137,488)
Net unrealized appreciation (depreciation) of investments	$ 2,741,356
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.5%
	COMMON STOCKS – 94.5%
	Aerospace & Defense – 4.7%
1,689	Safran SA, (2)	$ 218,266
	Automobiles – 2.6%
2,013	Daimler AG, (2)	119,243
	Banks – 12.4%
37,500	BOC Hong Kong Holdings Ltd, (2)	140,389
171,542	Lloyds Banking Group PLC, (2)	125,181
6,245	Swedbank AB, (2)	140,478
3,078	Toronto-Dominion Bank/The	170,752
	Total Banks	576,800
	Beverages – 2.2%
1,131	Heineken NV, (2)	101,753
	Biotechnology – 2.7%
6,016	Grifols SA, (2)	125,022
	Capital Markets – 2.9%
1,644	Macquarie Group Ltd, (2)	137,097
	Chemicals – 7.0%
1,561	Koninklijke DSM NV, (2)	136,289
1,167	Linde PLC	191,516
	Total Chemicals	327,805
	Containers & Packaging – 3.1%
15,409	Amcor Ltd/Australia, (2)	145,402
	Diversified Financial Services – 2.9%
8,300	ORIX Corp, (2)	135,215
	Diversified Telecommunication Services – 3.5%
118,000	HKT Trust & HKT Ltd, (2)	162,742
	Electric Utilities – 5.8%
7,816	Red Electrica Corp SA, (2), (3)	161,842
7,472	SSE PLC, (2)	108,907
	Total Electric Utilities	270,749

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.9%
3,700	Alps Electric Co Ltd, (2)	$ 87,219
	Food Products – 2.6%
1,690	Danone SA, (2)	119,675
	Hotels, Restaurants & Leisure – 5.6%
2,107	Carnival PLC, (2)	114,843
7,448	Compass Group PLC, (2)	146,493
	Total Hotels, Restaurants & Leisure	261,336
	Household Products – 1.8%
1,051	Reckitt Benckiser Group PLC, (2)	84,988
	Media – 1.4%
5,805	WPP PLC, (2)	65,688
	Oil, Gas & Consumable Fuels – 6.6%
4,420	Enbridge Inc.	137,725
2,924	TOTAL SA, (2)	171,567
	Total Oil, Gas & Consumable Fuels	309,292
	Personal Products – 4.4%
417	L'Oreal SA, (2)	93,953
2,098	Unilever PLC, (2)	111,130
	Total Personal Products	205,083
	Pharmaceuticals – 3.5%
1,826	Sanofi, (2)	163,172
	Professional Services – 2.1%
4,255	Experian PLC, (2)	97,862
	Real Estate Management & Development – 2.7%
55,700	CapitaLand Ltd, (2)	126,522
	Software – 3.3%
1,430	SAP SE, (2)	153,115
	Trading Companies & Distributors – 4.2%
10,600	ITOCHU Corp, (2)	196,587
	Wireless Telecommunication Services – 4.6%
4,900	KDDI Corp, (2)	118,579
51,533	Vodafone Group PLC, (2)	96,910
	Total Wireless Telecommunication Services	215,489

	Total Long-Term Investments (cost $3,876,076)	4,406,122

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.5%
	REPURCHASE AGREEMENTS – 5.5%
$ 257	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $256,695, collateralized by $295,000 U.S. Treasury Notes, 1.500%, due 8/15/26, value $264,179	1.050%	11/01/18	$ 256,688
	Total Short-Term Investments (cost $256,688)			256,688
	Total Investments (cost $4,132,764) – 100.0%			4,662,810
	Other Assets Less Liabilities – (0.0)%			(1,004)
	Net Assets – 100%			$ 4,661,806
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$499,993	$3,906,129	$ —	$4,406,122
Short-Term Investments:
Repurchase Agreements	—	256,688	—	256,688
Total	$499,993	$4,162,817	$ —	$4,662,810

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$4,291,480
Gross unrealized:
Appreciation	$ 783,548
Depreciation	(412,218)
Net unrealized appreciation (depreciation) of investments	$ 371,330
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen International Growth Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.2%
40,161	Thales SA, (2)	$ 5,129,283
	Banks – 2.9%
108,885	HDFC Bank Ltd, (2)	2,818,751
365,446	ING Groep NV, (2)	4,323,589
402,635	UniCredit SpA, (2)	5,147,751
	Total Banks	12,290,091
	Beverages – 0.9%
53,857	Anheuser-Busch InBev SA/NV	3,984,341
	Biotechnology – 0.4%
715,129	Biotoscana Investments SA, (3)	1,842,829
	Capital Markets – 6.9%
132,182	Brookfield Asset Management Inc	5,386,416
627,356	Burford Capital Ltd, (2)	13,298,059
134,545	London Stock Exchange Group PLC, (2)	7,413,127
79,639	Noah Holdings Ltd, (3)	3,003,187
	Total Capital Markets	29,100,789
	Commercial Services & Supplies – 2.0%
547,821	Atento SA	3,363,621
250,521	Elis SA, (2)	5,051,549
	Total Commercial Services & Supplies	8,415,170
	Construction & Engineering – 1.5%
65,956	Eiffage SA, (2)	6,441,391
	Diversified Telecommunication Services – 1.3%
2,190,325	SpeedCast International Ltd, (2)	5,599,686
	Electrical Equipment – 1.1%
225,372	ABB Ltd, (2)	4,534,831
	Electronic Equipment, Instruments & Components – 2.4%
138,534	Fabrinet, (3)	6,001,293
8,800	Keyence Corp, (2)	4,298,972
	Total Electronic Equipment, Instruments & Components	10,300,265

Shares	Description (1)	Value
	Entertainment – 4.6%
545,199	Eros International PLC, (3)	$5,441,086
28,800	Nintendo Co Ltd, (2)	8,991,441
54,342	Ubisoft Entertainment SA, (2), (3)	4,874,615
	Total Entertainment	19,307,142
	Equity Real Estate Investment Trust – 0.9%
330,784	UNITE Group PLC/The, (2)	3,601,635
	Food & Staples Retailing – 1.3%
245,976	Dino Polska SA,144A, (2), (3)	5,405,057
	Food Products – 2.5%
638,193	a2 Milk Co Ltd, (2), (3)	4,379,074
6,835,320	Ausnutria Dairy Corp Ltd, (2)	6,226,212
	Total Food Products	10,605,286
	Health Care Providers & Services – 1.1%
61,090	Fresenius Medical Care AG & Co KGaA, (2)	4,796,573
	Hotels, Restaurants & Leisure – 0.7%
167,626	Melco Resorts & Entertainment Ltd	2,787,620
	Household Durables – 3.9%
5,160,075	Glenveagh Properties PLC,144A, (3)	4,886,053
281,143	Neinor Homes SA, (2), (3)	4,524,894
131,880	Sony Corp	7,138,664
	Total Household Durables	16,549,611
	Industrial Conglomerates – 1.5%
72,909	DCC PLC, (2)	6,249,083
	Insurance – 5.3%
782,826	Beazley PLC, (2)	5,256,172
1,117,644	Ping An Insurance Group Co of China Ltd, (2)	10,566,238
336,165	Prudential PLC, (2)	6,731,243
	Total Insurance	22,553,653
	Interactive Media & Services – 2.2%
6,676	Baidu Inc, (3)	1,268,841
227,502	Tencent Holdings Ltd, (2)	7,794,050
	Total Interactive Media & Services	9,062,891
	Internet & Direct Marketing Retail – 2.7%
27,727	Alibaba Group Holding Ltd, (3)	3,944,998
184,268	Baozun Inc, (3)	7,335,709
	Total Internet & Direct Marketing Retail	11,280,707

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	IT Services – 6.6%
874,397	Altran Technologies SA, (2)	$8,666,682
374,992	GDS Holdings Ltd, (3)	8,801,062
89,646	Interxion Holding NV, (3)	5,277,460
1,265,955	NEXTDC Ltd, (2), (3)	5,292,032
	Total IT Services	28,037,236
	Life Sciences Tools & Services – 2.8%
13,220	Eurofins Scientific SE, (2)	6,662,120
16,865	Lonza Group AG, (2)	5,303,021
	Total Life Sciences Tools & Services	11,965,141
	Machinery – 5.5%
130,700	Daifuku Co Ltd, (2)	5,613,072
165,800	Harmonic Drive Systems Inc, (2)	5,040,219
73,279	KION Group AG, (2)	4,282,131
261,177	Kornit Digital Ltd, (3)	4,821,327
175,139	Weir Group PLC/The, (2)	3,544,207
	Total Machinery	23,300,956
	Oil, Gas & Consumable Fuels – 6.8%
169,400	Canadian Natural Resources Ltd	4,647,900
292,824	Golar LNG Ltd	7,841,827
167,620	Parkland Fuel Corp	5,629,139
142,830	Royal Dutch Shell PLC, (2)	4,550,292
300,800	Ultrapar Participacoes SA	3,576,622
1,586,006	Viva Energy Group Ltd,144A, (2), (3)	2,383,203
	Total Oil, Gas & Consumable Fuels	28,628,983
	Personal Products – 1.0%
784,000	Kitanotatsujin Corp, (2)	4,036,565
	Pharmaceuticals – 3.4%
2,405,000	China Animal Healthcare Ltd, (4)	—
3,468,231	China Medical System Holdings Ltd, (2)	4,142,607
132,780	GlaxoSmithKline PLC	5,186,387
120,300	Takeda Pharmaceutical Co Ltd, (2)	4,987,581
	Total Pharmaceuticals	14,316,575
	Professional Services – 3.9%
192,300	en-japan Inc, (2)	7,670,279
329,500	Recruit Holdings Co Ltd, (2)	8,843,644
	Total Professional Services	16,513,923
	Real Estate Management & Development – 3.6%
1,095,795	Aroundtown SA, (2)	9,080,435

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
250,900	Katitas Co Ltd, (2)	$ 6,085,685
	Total Real Estate Management & Development	15,166,120
	Road & Rail – 1.0%
50,200	Canadian National Railway Co	4,291,472
	Semiconductors & Semiconductor Equipment – 4.5%
75,252	ams AG, (2)	2,931,611
39,801	Broadcom Inc.	8,895,126
454,773	Tower Semiconductor Ltd, (3)	7,135,388
	Total Semiconductors & Semiconductor Equipment	18,962,125
	Software – 2.3%
193,396	Open Text Corp	6,536,785
29,994	SAP SE, (2)	3,211,561
	Total Software	9,748,346
	Specialty Retail – 0.9%
137,212	Industria de Diseno Textil SA, (2)	3,867,280
	Textiles, Apparel & Luxury Goods – 4.5%
18,800	adidas AG, (2)	4,421,082
1,402,000	ANTA Sports Products Ltd, (2)	5,788,215
4,122	Kering SA, (2)	1,832,181
13,786	Puma SE, (2)	7,089,025
	Total Textiles, Apparel & Luxury Goods	19,130,503
	Thrifts & Mortgage Finance – 0.6%
221,776	Indiabulls Housing Finance Ltd, (2)	2,493,630
	Tobacco – 1.5%
146,541	British American Tobacco PLC, (2)	6,352,591
	Trading Companies & Distributors – 1.2%
209,809	Ashtead Group PLC, (2)	5,179,522
	Wireless Telecommunication Services – 1.0%
51,100	SoftBank Group Corp, (2)	4,043,992

	Total Long-Term Investments (cost $417,766,633)	415,872,894

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$ 1,669	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $1,669,440, collateralized by $1,870,000 U.S. Treasury Notes, 1.625%, due 2/15/26, value $1,703,456	1.050%	11/01/18	$ 1,669,391
	Total Short-Term Investments (cost $1,669,391)			1,669,391
	Total Investments (cost $419,436,024) – 98.8%			417,542,285
	Other Assets Less Liabilities – 1.2%			5,174,538
	Net Assets – 100%			$ 422,716,823
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$129,025,153	$286,847,741	$ —	$415,872,894
Short-Term Investments:
Repurchase Agreements	—	1,669,391	—	1,669,391
Total	$129,025,153	$288,517,132	$ —	$417,542,285

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$421,680,716
Gross unrealized:
Appreciation	$ 45,913,473
Depreciation	(50,051,904)
Net unrealized appreciation (depreciation) of investments	$ (4,138,431)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 5.8%
44,400	Boeing Co/The	$15,755,784
39,800	Northrop Grumman Corp	10,425,610
62,300	Raytheon Co	10,904,992
	Total Aerospace & Defense	37,086,386
	Automobiles – 1.5%
82,950	Ferrari NV	9,714,274
	Banks – 0.8%
46,000	JPMorgan Chase & Co.	5,014,920
	Building Products – 0.0%
10	Resideo Technologies Inc., (2)	218
	Capital Markets – 3.9%
172,100	Intercontinental Exchange Inc.	13,258,584
81,500	Moody's Corp	11,856,620
	Total Capital Markets	25,115,204
	Chemicals – 3.0%
69,600	Linde PLC	11,516,712
19,710	Sherwin-Williams Co/The	7,755,294
	Total Chemicals	19,272,006
	Entertainment – 2.3%
87,300	Electronic Arts Inc., (2)	7,942,554
21,900	Netflix Inc., (2)	6,608,982
	Total Entertainment	14,551,536
	Equity Real Estate Investment Trust – 2.6%
108,500	American Tower Corp	16,905,385
	Health Care Equipment & Supplies – 5.5%
121,900	Abbott Laboratories	8,403,786
32,200	Align Technology Inc., (2)	7,122,640
39,050	Becton Dickinson and Co	9,001,025
65,550	Stryker Corp	10,633,521
	Total Health Care Equipment & Supplies	35,160,972
	Health Care Providers & Services – 4.1%
100,500	UnitedHealth Group Inc.	26,265,675

Shares	Description (1)	Value
	Health Care Technology – 1.1%
77,700	Veeva Systems Inc., (2)	$ 7,097,895
	Industrial Conglomerates – 1.5%
67,000	Honeywell International Inc.	9,702,940
	Interactive Media & Services – 8.2%
18,740	Alphabet Inc., (2)	20,178,670
18,500	Alphabet Inc., Class A, (2)	20,175,730
84,300	Facebook Inc., (2)	12,795,897
	Total Interactive Media & Services	53,150,297
	Internet & Direct Marketing Retail – 7.5%
20,920	Amazon.com Inc., (2)	33,430,369
3,370	Booking Holdings Inc., (2)	6,317,335
69,070	Expedia Group Inc.	8,663,450
	Total Internet & Direct Marketing Retail	48,411,154
	IT Services – 17.3%
72,700	Automatic Data Processing Inc.	10,474,616
78,450	Fidelity National Information Services Inc.	8,166,645
112,400	Fiserv Inc., (2)	8,913,320
144,800	GoDaddy Inc., (2)	10,595,016
87,200	Mastercard Inc., Class A	17,236,824
245,500	Pagseguro Digital Ltd, (2)	6,626,045
220,700	PayPal Holdings Inc., (2)	18,580,733
226,500	Visa Inc.	31,223,025
	Total IT Services	111,816,224
	Life Sciences Tools & Services – 4.5%
99,600	Agilent Technologies Inc.	6,453,084
33,650	Illumina Inc., (2)	10,470,198
51,750	Thermo Fisher Scientific Inc.	12,091,387
	Total Life Sciences Tools & Services	29,014,669
	Machinery – 1.2%
102,650	Fortive Corp	7,621,763
	Pharmaceuticals – 2.4%
133,300	Bristol-Myers Squibb Co	6,736,982
100,400	Zoetis Inc.	9,051,060
	Total Pharmaceuticals	15,788,042
	Professional Services – 1.0%
17,970	CoStar Group Inc., (2)	6,494,717

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.5%
65,950	Union Pacific Corp	$ 9,643,209
	Semiconductors & Semiconductor Equipment – 4.1%
36,150	ASML Holding NV	6,230,814
42,250	NVIDIA Corp	8,907,567
135,300	Xilinx Inc.	11,550,561
	Total Semiconductors & Semiconductor Equipment	26,688,942
	Software – 15.2%
74,350	Adobe Inc., (2)	18,272,256
43,950	Intuit Inc.	9,273,450
432,100	Microsoft Corporation	46,152,601
178,500	salesforce.com Inc., (2)	24,497,340
	Total Software	98,195,647
	Specialty Retail – 2.3%
152,900	Lowe's Cos Inc.	14,559,138
	Textiles, Apparel & Luxury Goods – 2.3%
201,100	NIKE Inc.	15,090,544

	Total Long-Term Investments (cost $409,703,044)	642,361,757

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$ 9,247	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $9,247,644, collateralized by $10,535,000 U.S. Treasury Notes, 1.500%, due 8/31/26, value $9,434,324	1.050%	11/01/18	$ 9,247,374
	Total Short-Term Investments (cost $9,247,374)			9,247,374
	Total Investments (cost $418,950,418) – 101.1%			651,609,131
	Other Assets Less Liabilities – (1.1)%			(6,876,220)
	Net Assets – 100%			$ 644,732,911
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$642,361,757	$ —	$ —	$642,361,757
Short-Term Investments:
Repurchase Agreements	—	9,247,374	—	9,247,374
Total	$642,361,757	$9,247,374	$ —	$651,609,131
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$420,894,919
Gross unrealized:
Appreciation	$239,940,092
Depreciation	(9,225,880)
Net unrealized appreciation (depreciation) of investments	$230,714,212
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 1.4%
27,650	CAE Inc.	$ 487,700
	Auto Components – 0.8%
9,808	Cie Plastic Omnium SA, (2)	272,684
	Banks – 4.3%
20,400	Fukuoka Financial Group Inc., (2)	501,243
199,727	Israel Discount Bank Ltd, (2)	652,700
14,381	Van Lanschot Kempen NV, (2)	352,229
	Total Banks	1,506,172
	Beverages – 3.5%
54,819	Britvic PLC, (2)	553,434
9,402	Royal Unibrew A/S, (2)	667,187
	Total Beverages	1,220,621
	Biotechnology – 1.3%
30,223	Abcam PLC, (2)	463,301
	Building Products – 1.2%
218,595	GWA Group Ltd, (2)	427,486
	Capital Markets – 1.6%
8,858	Euronext NV, (2)	545,054
	Chemicals – 5.0%
51,950	Daicel Corp, (2)	549,580
87,189	DuluxGroup Ltd, (2)	458,304
126,120	Israel Chemicals Ltd, (2)	726,453
	Total Chemicals	1,734,337
	Construction Materials – 1.2%
13,900	Taiheiyo Cement Corp, (2)	409,031
	Distributors – 1.8%
12,350	PALTAC CORPORATION, (2)	629,227
	Diversified Financial Services – 2.2%
86,900	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	446,597

Shares	Description (1)	Value
	Diversified Financial Services (continued)
9,100	Zenkoku Hosho Co Ltd, (2)	$ 329,916
	Total Diversified Financial Services	776,513
	Diversified Telecommunication Services – 1.1%
121,904	Chorus Ltd, (2)	378,259
	Electric Utilities – 1.1%
234,669	Spark Infrastructure Group, (2)	382,591
	Electronic Equipment, Instruments & Components – 4.2%
35,400	Anritsu Corp, (2)	536,588
31,541	Halma PLC, (2)	535,263
13,500	Spectris PLC, (2)	369,358
	Total Electronic Equipment, Instruments & Components	1,441,209
	Equity Real Estate Investment Trust – 5.5%
31,700	alstria office REIT-AG, (2)	456,344
18,200	Canadian Apartment Properties REIT	647,151
533	Japan Hotel REIT Investment Corp, (2)	379,178
468,800	Mapletree Logistics Trust, (2)	409,693
	Total Equity Real Estate Investment Trust	1,892,366
	Food & Staples Retailing – 1.1%
10,100	Sundrug Co Ltd, (2)	367,023
	Food Products – 4.0%
17,500	Fuji Oil Holdings Inc., (2)	504,745
10,200	S Foods Inc., (2)	410,929
144,000	Vitasoy International Holdings Ltd, (2)	459,058
	Total Food Products	1,374,732
	Health Care Equipment & Supplies – 3.7%
5,266	DiaSorin SpA, (2)	499,496
44,059	Fisher & Paykel Healthcare Corp Ltd, (2)	391,920
13,550	Nihon Kohden Corp, (2)	405,663
	Total Health Care Equipment & Supplies	1,297,079
	Hotels, Restaurants & Leisure – 1.9%
78,010	SSP Group Plc, (2)	665,100
	Household Durables – 3.9%
36,900	Haseko Corp, (2)	467,582
11,436	Kaufman & Broad SA, (2)	469,027
28,000	Sumitomo Forestry Co Ltd, (2)	415,486
	Total Household Durables	1,352,095

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Industrial Conglomerates – 1.3%
5,399	Rheinmetall AG, (2)	$ 467,249
	Insurance – 4.4%
82,830	Beazley PLC, (2)	556,150
11,924	Topdanmark A/S, (2)	566,790
41,420	UNIQA Insurance Group AG, (2)	386,836
	Total Insurance	1,509,776
	Interactive Media & Services – 1.3%
80,420	Rightmove PLC, (2)	464,230
	Internet & Direct Marketing Retail – 1.0%
107,600	Trade Me Group Ltd, (2)	341,115
	IT Services – 2.8%
12,100	DTS Corp, (2)	420,389
25,800	Nihon Unisys Ltd, (2)	565,388
	Total IT Services	985,777
	Leisure Products – 2.3%
22,255	Beneteau SA, (2)	368,963
21,900	Thule Group AB, (2)	433,633
	Total Leisure Products	802,596
	Machinery – 6.1%
8,900	Daifuku Co Ltd, (2)	382,222
420	Georg Fischer AG, (2)	390,745
15,602	Jungheinrich AG, (2)	516,923
3,295	Kardex AG, (2), (3)	428,317
4,912	Spirax-Sarco Engineering PLC, (2)	405,731
	Total Machinery	2,123,938
	Marine – 1.3%
48,800	Seaspan Corp	436,272
	Metals & Mining – 3.0%
33,550	Kirkland Lake Gold Ltd	658,283
180,000	Nippon Light Metal Holdings Co Ltd, (2)	379,547
	Total Metals & Mining	1,037,830
	Oil, Gas & Consumable Fuels – 3.7%
9,976	Gaztransport Et Technigaz SA, (2)	737,326
141,701	Saras SpA	276,538
58,600	Whitecap Resources Inc.	286,668
	Total Oil, Gas & Consumable Fuels	1,300,532

Shares	Description (1)	Value
	Pharmaceuticals – 2.5%
14,827	Dechra Pharmaceuticals PLC, (2)	$433,217
12,967	Recordati SpA, (2)	438,980
	Total Pharmaceuticals	872,197
	Professional Services – 2.6%
17,900	Nihon M&A Center Inc., (2)	428,925
24,950	Persol Holdings Co Ltd, (2)	473,342
	Total Professional Services	902,267
	Real Estate Management & Development – 6.1%
30,326	Castellum AB, (2)	522,751
696,400	K Wah International Holdings Ltd, (2)	315,499
42,033	Savills PLC, (2)	389,022
26,824	TAG Immobilien AG, (2)	611,912
63,000	UOL Group Ltd, (2)	274,405
	Total Real Estate Management & Development	2,113,589
	Software – 1.5%
33,021	Altium Ltd, (2)	514,777
	Specialty Retail – 3.9%
48,500	Bilia AB, (2)	454,277
115,000	Luk Fook Holdings International Ltd, (2)	379,461
20,825	WH Smith PLC, (2)	517,654
	Total Specialty Retail	1,351,392
	Trading Companies & Distributors – 2.8%
21,400	Russel Metals Inc.	395,667
12,400	Toromont Industries Ltd	583,805
	Total Trading Companies & Distributors	979,472

	Total Long-Term Investments (cost $37,277,710)	33,825,589

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%
	REPURCHASE AGREEMENTS – 2.5%
$ 859	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $858,641, collateralized by $965,000 U.S. Treasury Notes, 1.625%, due 2/15/26, value $879,056	1.050%	11/01/18	$ 858,616
	Total Short-Term Investments (cost $858,616)			858,616
	Total Investments (cost $38,136,326) – 99.9%			34,684,205
	Other Assets Less Liabilities – 0.1%			36,972
	Net Assets – 100%			$ 34,721,177

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,772,084	$30,053,505	$ —	$33,825,589
Short-Term Investments:
Repurchase Agreements	—	858,616	—	858,616
Total	$3,772,084	$30,912,121	$ —	$34,684,205
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$38,141,078
Gross unrealized:
Appreciation	$ 154,975
Depreciation	(3,611,848)
Net unrealized appreciation (depreciation) of investments	$ (3,456,873)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018